Financial Risk Management	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Financial Risk Management

6       Financial Risk Management

The Company has a risk management policy for regular monitoring and managing the nature and overall position of financial risks and to assess its financial results and impacts on its cash flows. Counterparty credit limits are also reviewed periodically or whenever the Company identifies significant changes in financial risk.

The economic and financial risks reflect the behavior of macroeconomic variables such as interest rates as well as other characteristics SomosSistemasDeEnsinoSAMember of the financial instruments maintained by the Company. These risks are managed through control and monitoring policies, specific strategies, and limits.

The Company maintained its approach and cash and marketable securities position, as well as its treasury policy, during the crisis caused by the COVID-19 pandemic.

  Financial risk factors

The Company’s activities expose it to certain financial risks mainly related to market risk, credit risk and liquidity risk. Management and the Group’s Board of Directors monitor such risks in line with their capital management policy objectives.

This Note presents information on the Company’s exposure to each of the risks above, the objectives of the Company, measurement policies, and the Company’s risk and capital management process.

The Company has no derivative transactions.

  Market risk - cash flow interest rate risk

This risk arises from the possibility that the Company incurs losses because of interest rate fluctuations that increase finance costs related to financing and bonds raised in the market and obligations for acquisitions from third parties payable in installments. The Company continuously monitors market interest rates in order to assess the need to contract financial instruments to hedge against volatility of these rates. Additionally, financial assets also indexed to CDI and IPCA (broad consumer price index) partially mitigate any interest rate exposures.

Interest rates contracted are as follows:

	December 31, 2021	December 31, 2020	Interest rate
Bonds
Private Bonds – 5th Issuance - series 1	-	100,892	CDI + 1.15% p.a.
Private Bonds – 5th Issuance - series 2	104,844	102,868	CDI + 1.00% p.a.
Private Bonds – 6th Issuance - series 2	210,920	206,733	CDI + 1.70% p.a.
Private Bonds – 7th Issuance - single	-	381,850	CDI + 1.15% p.a.
Bonds – 1st Issuance - single	514,574	-	CDI + 2.30% p.a.
Financing and Lease Liabilities - Mind Makers	888	998	TJPLP + 5% p.a.
Financing and Lease Liabilities	160,542	173,103	IPCA
Accounts Payable for Business Combination	532,313	48,055	100% CDI
Loans from related parties	-	20,884	CDI + 3.57%
	1,524,081	1,035,383

  Credit risk

Credit risk arises from the potential default of a counterparty on an agreement or financial instrument, resulting in financial loss. The Company is exposed to credit risk in its operating activities (mainly in connection with trade receivables, see Note 10 and financial activities that include reverse factoring deposits with banks and other financial institutions and other financial instruments contracted.

The Company mitigates its exposure to credit risks associated with financial instruments, deposits in banks and short-term investments by investing in prime financial institutions and in accordance with limits previously set in the Company’s policy. See (Notes 8 and 9).

To mitigate risks associated with trade receivables, the Company adopts a sales policy and an analysis of the financial and equity condition of its counterparties. The sales policy is directly associated with the level of credit risk the Company is willing to accept in the normal course of its business.

The diversification of its receivable’s portfolio, the selectivity of its customers, as well as the monitoring of sales financing terms and individual position limits are procedures adopted to minimize defaults or losses in the realization of trade receivables. Thus, the Company does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Furthermore, the Company reviews the recoverable amount of its trade receivables at the end of each reporting period to ensure that adequate credit losses are recorded (Note 10).

  Liquidity risk

In order to cover possible liquidity deficiencies or mismatches between cash and cash equivalents and short-term debt and financial obligations, the Company continues to operate with reverse factoring as long as this credit line is offered by banks and accepted by Company suppliers.

This is the risk of the Company not having enough funds and or bank credit limits to meet its short-term financial commitments, due to mismatching terms in expected receipts and payments.

The Company continuously monitors its cash balance and indebtedness level and implemented measures to allow access to the capital markets, when necessary. It also endeavors to assure they remain within existing credit limits. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets, liabilities and takes into consideration its debt financing plans, covenant compliance, internal liquidity targets and, if applicable, regulatory requirements.

Cash surplus generated by the Company is handled in short-term deposits being those investments composed by enough liquidity thus providing to the Company the appropriate commitment with the going concern presumption.

On August 6, 2021 the Company’s subsidiary Somos Sistemas de Ensino S.A issued R$ 500,000 in simple debentures, not convertible. The debentures are aimed to reinforce the Company’s capital structure and its impacts caused by COVID 19 as well as extending the debt maturity profile, see Note 14.

The table below presents the maturity of the Company’s financial liabilities.

Financial liabilities by maturity ranges

December 31, 2021	Less than one year	Between one and two years	Over two years	Total
Bonds and financing (Note 14)	281,491	51,063	498,672	831,226
Lease Liabilities (Note 16)	26,636	26,781	107,125	160,542
Accounts Payable for business combination (Note 18)	20,502	35,685	476,126	532,313
Suppliers (Note 15)	167,168	-	-	167,168
Reverse Factoring (Note 15)	97,619	-	-	97,619
Other liabilities - related parties (Note 20)	39,271	-	-	39,271
	632,688	113,529	1,081,923	1,828,140

Financial liabilities by maturity ranges

The table below reflects the estimated interest rate based on CDI for 12 months (8.99% p.a) extracted from BACEN (Brazilian Central Bank) on December 31,2021. Amounts payable refer to principal and interest based on undiscounted contractual amounts and, therefore, do not reflect the financial position presented as of December 31, 2021:

December 31, 2021	Less than one year	Between one and two years	Over two years	Total
Bonds and financing	314,679	57,083	557,466	929,228
Lease Liabilities	29,776	29,938	119,755	179,469
Accounts Payable for business combination	22,919	39,893	532,261	595,073
Suppliers	167,168	-	-	167,168
Reverse Factoring	104,052	-	-	104,052
Other liabilities - related parties	39,271	-	-	39,271
	677,866	126,914	1,209,482	2,014,262

Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure of the Company, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.

The Company monitors capital based on the gearing ratio. This ratio corresponds to the net debt expressed as a percentage of total capitalization. Net debt comprises financial liabilities less cash and cash equivalents. Total capitalization is calculated as shareholders’ equity as shown in the consolidated balance sheet plus net debt.

The Company’s main capital management objectives are to safeguard its ability to continue as a going concern, optimize returns, allow consistency of operations to other stakeholders, and maintain an optimal capital structure reducing financial costs and maximizing the returns. In addition, the Company monitors financial leverage adequacy, and mitigates risks that may affect the availability of capital for Company development. As a result of the IPO, see Note 1.2, the Company reduced its net debt improving its gearing ratio (net debt/total capitalization) and adjusting its capital structure.

	December 31, 2021	December 31, 2020
Net debt (i)	1,518,247	1,138,988
Total shareholders' equity	4,665,209	4,785,317
Total capitalization (ii)	3,146,963	3,646,329
Gearing ratio - % - (iii)	48%	31%

(i)	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.

Sensitivity analysis

The following table presents the sensitivity analysis of potential losses from financial instruments, according to Management’s assessment of relevant market risks presented above.

A probable scenario (Base scenario) over a 12-month horizon was used, with a projected rate of 11.79% p.a. as per CDI reference rates disclosed by B3 S.A. (Brazilian stock exchange). Two further scenarios are presented, stressing, respectively, a 25% deterioration in scenario I and 50% deterioration in scenario II, of the projected rates.

	Index - % per year	Balance as of December 31, 2021	Base scenario	Scenario I	Scenario II
Financial Assets	101.58% of CDI	292,021	34,973	43,717	52,460
Marketable Securities	100.95% CDI	166,349	19,799	24,749	29,698
		458,370	54,772	68,466	82,158
Accounts Payable for Business Combination	100% of CDI	(532,313)	(62,760)	(78,450)	(94,140)
Lease liabilities	CDI + 1.28%	(160,542)	(18,928)	(23,660)	(28,392)
Bonds and financing	CDI + 1.66%	(831,226)	(111,800)	(139,750)	(167,700)
		(1,524,081)	(193,488)	(241,860)	(290,232)
Net exposure		(1,065,711)	(138,716)	(173,394)	(208,074)
Interest Rate -% p.a	-	-	11.79%	14.74%	17.69%
	-	-	-	25%	50%